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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 39
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Peter Neumeier         Carmel, California         2/13/09
   --------------------------    --------------------     -------------
          [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $150942
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                            VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries         COM        007973100      2229   224050              224050            136950   87100
Banco Stantander Chile             COM        05965X109       176     5000                5000              5000       0
Bank of Hawaii Corporation         COM        062540109      3006    66550               66550             30850   35700
Berkshire Hathaway Inc.-CL B       CLB        084670207       643      200                 200               200       0
Bio-Rad Laboratories               COM        090572207      6062    80500               80500             33800   46700
Borgwarner Inc.                    COM        099724106        65     3000                3000              3000       0
Burlington Northern, Inc.          COM        12189T104       575     7600                7600              7600       0
Camco International Ltd.           COM        G18708100       341  1214900             1214900            472000  742900
Cameron International              COM        13342B105       123     6000                6000              6000       0
Canadian National Rail             COM        136375102       301     8200                8200              8200       0
Casey's General Stores, Inc.       COM        147528103      1073    47115               47115             21250   25865
Catalyst Health Solutions          COM        14888B103       365    15000               15000              7500    7500
Clearwater Paper Corporation       COM        18538R103       348    41426               41426             20014   21412
Climate Exchange PLC               COM        G2311R103       141    11000               11000             11000       0
Columbus McKinnon Corp.            COM        199333105      2806   205600              205600            101650  103950
FTI Consulting                     COM        302941109      1882    42125               42125             23975   18150
Franklin Resources Inc.            COM        354613101       128     2000                2000              2000       0
Hanover Insurance Group            COM        410867105      8128   189145              189145             90900   98245
Harmonic Inc.                      COM        413160102      1277   227600              227600            147400   80200
Harsco Corporation                 COM        415864107       287    10400               10400             10400       0
Holly Corporation                  COM        435758305      2819   154650              154650             76600   78050
IPC Holdings Ltd.                  COM        G4933P101      8822   295043              295043            133593  161450
Jack Henry & Associates Inc.       COM        426281101      5085   262000              262000            149850  112150
Jacobs Engineering Group           COM        469814107      3836    79755               79755             39835   39920
JB Hunt Transport Services         COM        445658107      5308   202050              202050             70950  131100
Kaydon Corporation                 COM        486587108      3723   108375              108375             47125   61250
Key Energy Services                COM        492914106      2124   481675              481675            246200  235475

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
COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                            VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Kirby Corporation                  COM        497266106      6848   250275              250275            121225  129050
Korn/Ferry International           COM        500643200       805    70475               70475            32000    38475
Lennox International Inc.          COM        526107107      8422   260825              260825            120875  139950
LMI Aerospace                      COM        502079106      4567   401700              401700            187500  214200
NBTY, Inc.                         COM        628782104      2773   177175              177175             82150   95025
National Oilwell Varco             COM        637071101       303    12400               12400             12400       0
Northwest Pipe Company             COM        667746101      5840   137050              137050             67800   69250
Oceaneering International          COM        675232102      1128    38700               38700             38700       0
Packaging Corp of America          COM        695156109      4327   321500              321500            153600  167900
Park Electrochemical Corp.         COM        700416209       588    31000               31000             19400   11600
Platinum Underwriters              COM        G7127P100      2791    77350               77350             35875   41475
Potash Corporation                 COM        73755L107       220     3000                3000              3000       0
Potlatch Corporation               COM        737630103      3773   145075              145075             70075   75000
Priceline.com                      COM        741503403      5454    74050               74050             31800   42250
Regal-Beloit Corp.                 COM        758750103      6880   181100              181100             84400   96700
SGL Carbon AG                      COM        D6949M108       282     8350                8350              8350       0
SPDR Gold Trust                    ETF        863307104      5077    58675               58675              1475   57200
St. Mary Land & Exploration        COM        792228108      4070   200400              200400            104500   95900
Stantec Inc.                       COM        85472N109      6994   283150              283150            158200  124950
Superior Energy Service            COM        868157108      5039   316325              316325            148275  168050
T-3 Energy Services                COM        87306E107      2050   217200              217200            102800  114400
Telvent GIT SA                     COM        E90215109       126     8600                8600              8600       0
Teva Pharmaceutical                COM        881624209       447    10500               10500             10500       0
The Mosaic Company                 COM        61945A107       138     4000                4000              4000       0

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

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                            VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Trading Emissions PLC              COM        G9006F104       147   112361              112361            112361       0
Vossloh AG                         COM        D9494V101       443     3950                3950              3950       0
Wabtec Corporation                 COM        929740108      7024   176700              176700             82600   94100
Watsco Inc.                        COM        942622200       815    21225               21225              9500   11725
WestAmerica Bancorporation         COM        957090103      1898    37100               37100             19900   17200